HELD FOR SALE - Narratives (Details) $ in Millions	1 Months Ended	3 Months Ended				6 Months Ended
	Dec. 31, 2020 property	Dec. 31, 2020 USD ($) property	Sep. 30, 2020 USD ($) property	Jun. 30, 2020 USD ($) property	Mar. 31, 2020 USD ($) property	Dec. 31, 2020 property	Dec. 31, 2019 property
Disclosure of financial assets [line items]
Number of real estate properties sold						2
Number of real estate properties sold						2
LP Investments | Held for sale | Triple Net Lease
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $		$ 740
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations | $		$ 740
LP Investments | U.S. | Held for sale | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties							6
Core Office | U.S. | Held for sale | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties sold					5
Proceeds from sales of investment property | $					$ 73
Number of real estate properties sold					5
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations | $					$ 73
Core Office | Unites States and Brazil | Held for sale | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties sold			2
Proceeds from sales of investment property | $			$ 104
Number of real estate properties sold			2
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations | $			$ 104
Multifamily | U.S. | Held for sale
Disclosure of financial assets [line items]
Number of real estate properties sold				7
Number of real estate properties sold				7
Multifamily | U.S. | Held for sale | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties sold				3
Proceeds from sales of investment property | $				$ 77
Number of real estate properties sold				3
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations | $				$ 77
Commercial Property | U.S. | Held for sale
Disclosure of financial assets [line items]
Number of real estate properties sold	2
Number of real estate properties sold	2
Commercial Property | U.S. | Held for sale | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties sold	4
Number of real estate properties sold	4
Self-storage | U.S. | Held for sale | Triple Net Lease
Disclosure of financial assets [line items]
Number of real estate properties sold		4
Number of real estate properties sold		4